Fair Value Measurements (Details) - Schedule of summary of changes in fair value of the Company’s Level 3 investments - Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2021 (Measured at equity method)	$ 1,458
Balance, December 31, 2022	5,679
Share of Equity investment loss	(64)
Partial sale on investments	(515)
Gain due to change in fair value included in earnings	4,868
Change in value due to foreign exchange loss	$ (68)